Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of operations and comprehensive loss - Parent [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed Statement of Income Captions [Line Items]
GENERAL AND ADMINISTRATIVE EXPENSES	$ (2,821,121)	$ (1,402,044)	$ (1,756,972)
STOCK COMPENSATION EXPENSE	(5,717,900)	(3,444,617)	(4,592,200)
LOSS FROM OPERATIONS	(8,539,021)	(4,846,661)	(6,349,172)
OTHER INCOME (EXPENSE), NET
Interest income			84
Finance expense	(6,480)	(5,007)	(1,465)
Equity loss of subsidiaries	(1,118,204)	(12,562,142)	(8,037,977)
Gain on debt settlement	25,092
Gain on sale of subsidiaries	1,400,100	5,787,213
TOTAL OTHER INCOME (EXPENSE), NET	300,508	(6,779,936)	(8,039,358)
NET LOSS	(8,238,513)	(11,626,597)	(14,388,530)
OTHER COMPREHENSIVE LOSS:
Foreign currency translation loss			(335,080)
COMPREHENSIVE LOSS	$ (8,238,513)	$ (11,626,597)	$ (14,723,610)